Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	3,250,000,000	3,250,000,000	2,500,000,000
Common stock, shares issued	3,050,699,071	1,997,930,297	1,132,435,380
Common stock, shares outstanding	3,050,699,071	1,997,930,297	1,132,435,380
Convertible notes payable, debt discounts		$ 0	$ 153,000
Related party notes and other payables, debt discounts		$ 0	$ 96,270
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	214,006	0
Preferred stock, shares outstanding	214,006	0